INCOME TAXES - Income Before Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
U.S.	$ 373	$ 1,442	$ 1,652
Non-U.S.	5,103	4,802	4,539
Income from continuing operations before taxes	$ 5,476	$ 6,244	$ 6,191